Additional Financial Information - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Additional Financial Information [Line Items]
Accounts receivable, net		$ 688.6	$ 527.0
Proceeds from Accounts Receivable Securitization	$ 100.0
Employee Related Liabilities Current And Noncurrent		116.2	102.8
Interest Paid During the Year		196.9	137.7	$ 85.0
Income Taxes Paid During the Year		22.8	14.3	$ 13.9
Pooled Monetization Agreement [Member]
Additional Financial Information [Line Items]
Accounts receivable, net		0.0	52.3
Trade Accounts Receivable [Member]
Additional Financial Information [Line Items]
Accounts receivable, net		$ 449.2	$ 350.9